Borrowings	12 Months Ended
Mar. 31, 2025
Disclosure Borrowings Abstract
Borrowings

32. Borrowings

		March 31,
	Term	2024	2025
Current
Secured
Vehicle loan	Less than 1 year	9,509	10,136
Bank overdraft and cash credit	Less than 1 year	-	57,134
Non convertible debentures	Less than 1 year	108,105	-
Sale bill discounting	Less than 1 year	405,901	457,850
Total		523,515	525,120

Non-Current
Vehicle loan	More than 1 year	23,884	20,744
Non Convertible Debentures	More than 1 year	90,793	-
Total		114,677	20,744

			Year of	March 31,
Particulars	Currency	Interest Rate	Maturity	2024	2025
Non Convertible Debentures	INR	14.25%	2025	198,898	-
Vehicle loan	INR	7%-11.25%	2025-2031	33,393	30,880
Sale bill discounting	INR	Floating rate*	On demand	405,901	457,850
Bank overdraft and cash credit	INR	Floating rate**	On demand	-	57,134
				638,192	545,864

*	3M MCLR + 0.20% to 0.50% spread

**	3M/ 12M MCLR + 0.20% to 1.00% spread

Sales bill discounting (including sublimits of bank overdraft, cash credit and bank guarantee)#

The facility of INR Nil (March 31, 2024: INR 300,000) is taken from ICICI Bank by the Group. The facility is fully secured against the fixed deposits. As on March 31, 2025, the Group has utilized INR Nil (March 31, 2024: INR 9,519) out of the above facility for issuance of bank guarantees for “International Air Transport Association”.

The Group has facility of INR 820,000 (March 31, 2024: INR 550,000) from Axis Bank. The facility is fully secured against exclusive charge on specific receivables discounted by Axis Bank, pari passu charges on the entire other current assets and all movable fixed assets of “Yatra Online Limited”, “Globe All India Services Limited” and “Yatra for Business Private Limited”, both present and future and cash margin in the form of fixed deposits for 20% of the facility. As on March 31, 2025, the Group has utilized INR 156,550 (March 31, 2024: INR 25,874) out of the above facility.

The Group has a facility of INR 600,000 (March 31, 2024: INR 400,000) from Federal Bank. The facility is fully secured against exclusive charge on specific receivables discounted by Federal Bank, pari passu charges on the entire other current assets and all movable fixed assets of “Yatra Online Limited” and “Yatra for Business Private Limited”, both present and future and cash margin in the form of fixed deposits for 20% of the facility. As on March 31, 2025, the Group has utilized INR 200,000 (March 31, 2024: INR 118,309) out of the above facility.

The Group has a facility of INR 650,000 (March 31, 2024: INR 500,000) from IDFC Bank. The facility is fully secured against exclusive charge on specific receivables discounted by IDFC Bank, pari passu charges on the entire other current assets and all movable fixed assets of “Yatra Online Limited” and “Yatra for Business Private Limited” individually for their facilities, both present and future and cash margin in the form of fixed deposits for 20% of the facility. As on March 31, 2025, the Group has utilized INR 158,455 (March 31, 2024: 261,718) for sales bill discounting and INR 50,000 for bank guarantee out of the above facility.

The Group has a facility of INR 200,000 (March 31, 2024: INR Nil) from Yes Bank. The facility is fully secured against exclusive charge on specific receivables discounted by Yes Bank, pari passu charges on the entire other current assets and all movable fixed assets of “Yatra Online Limited” and “Yatra for Business Private Limited” individually for their facilities, both present and future and cash margin in the form of fixed deposits for 20% of the facility. As on March 31, 2025, the Group has utilized INR Nil (March 31, 2024: Nil) out of the above facility for sales bill discounting.

# Refer to Note 26 for details of discounted receivables.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Bank Guarantee

The Group has facility of INR 150,000 from ICICI Bank. The facility is secured by pari passu charges on the entire current assets (except ones specifically discounted from other banks) and all movable fixed assets of “Yatra Online Limited”, both present and future and cash margin in the form of fixed deposits for 20% of the facility. As on March 31, 2025, the Group has utilized INR 121,000 out of the above facility.

Vehicle loan

This includes the vehicles taken on loan by the Group refer note 19. Further some loan are secured by term deposits refer note 23

Non Convertible Debentures from Blacksoil Capital Pvt. Ltd. & Black Soil India Credit fund (“Blacksoil”)

During the financial year ended March 31, 2023, Yatra Online Limited had issued 600 unlisted, secured, redeemable, and non-convertible debentures (NCDs) of a nominal value of INR 500,000 each, issued and allotted by the Company on a private placement basis to Blacksoil aggregating to INR 300,000. These NCDs shall be redeemed with Interest @ 14.25% p.a. during a period of thirty months from the date of allotment (December 20, 2022). The first repayment of principal shall commence on August 31, 2023 and interest payment started from December 31, 2022. Post 12 months from the allotment date, till the time amount payable to Blacksoil is atleast INR 20,000, Yatra Online Limited shall have the right (but not the obligation) to redeem any or all of the NCDs by paying all outstanding amounts. Any prepayment will attract premium of 2% on the amount being redeemed/prepaid. These NCDs have been secured against the first pari-passu charge over the movable fixed assets and current assets (both present and future).

Further, during the financial year, parent company has exercised the right to redeem in full 600 unlisted, secured, redeemable, and non-convertible debentures (NCDs) of a nominal value of INR 500,000 each, issued and allotted by the Company on a private placement basis to Blacksoil aggregating to INR 300,000. The right has been exercised on January 31, 2024 and the amount outstanding on the date of redemption was 231,818.

During the financial year ended March 31, 2024, Yatra Online Limited had issued 400 unlisted, secured, redeemable, and non-convertible debentures (NCDs) of a nominal value of INR 500,000 each, issued and allotted by the Company on a private placement basis to Blacksoil aggregating to INR 200,000. These NCDs shall be redeemed with Interest @ 14.25% p.a. during a period of thirty months from the date of allotment (August 18, 2023). The first repayment of principal shall commence on April 30, 2024 and interest payment started from August 31, 2023. Post 12 months from the allotment date, till the time amount payable to Blacksoil is atleast INR 20,000, Yatra Online Limited shall have the right (but not the obligation) to redeem any or all of the NCDs by paying all outstanding amounts. Any prepayment will attract premium of 2% on the amount being redeemed/prepaid. These NCDs have been secured against the first pari-passu charge over the movable fixed assets and current assets (both present and future).

During the financial year ended March 31, 2025, Company has exercised the right to redeem in full 400 unlisted, secured, redeemable, and non-convertible debentures (NCDs) of a nominal value of INR 500,000 each, issued and allotted by the Company on a private placement basis to Blacksoil aggregating to INR 200,000. The right has been exercised on August 20, 2024 and the entire amount outstanding has been redeemed.

The Group has used the borrowings from banks and financial institutions for general corporate purposes for which such term loan was taken.

Quarterly returns or statements of current assets filed by one of the step down subsidiary with banks or financial institutions are not in agreement with the books of accounts as stated below.

Following are the material discrepancies between books of accounts in one of the step down subsidiary and quarterly statements submitted to banks, where borrowings have been availed based on security of current assets:

Quarter	Name of Bank	Particulars of Security Provided	Amount as per Books of Account	Amount as reported in the quarterly return / statement	Amount of Difference	Reason for material discrepancies
March 31, 2025	Axis bank	Trade Receivables	1,055,193	1,032,444	22,750	The discrepancy majorly is on account of the details being submitted on the basis of provisional books / financial statements. Adjustments pertaining to cut offs are done only on finalization of books of accounts / financial statements.”

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)